Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Accounts Receivable and Other Receivables (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Receivables [Line Items]
Total customers, net	$ 107,117,145	$ 101,259,081
Domestic customers, net
Trade and Other Receivables [Line Items]
Total customers, net	69,979,713	54,031,475
Export customers, net
Trade and Other Receivables [Line Items]
Total customers, net	$ 37,137,432	$ 47,227,606